Shareholders' Equity	12 Months Ended
Feb. 28, 2018
Equity [Abstract]
Shareholders' Equity
7.	Shareholders’ Equity

a) Share capital

Number of Authorized Shares
2018
Common shares without par value	500,000,000

Preferred shares without par value	9,999,900
Series “A” preferred shares	1,000,000
Series “B” preferred shares	100
Series “C” preferred shares	1,000,000
Series “D” preferred shares	4,000,000
Series “E” preferred shares	4,000,000

20,000,000

a)	Share capital (continued)

There are no preferred shares outstanding as at February 28, 2018 (2017—Nil).

In the year ended February 28, 2017, the Company repurchased and cancelled 57,425 of its issued and outstanding shares in the amount of $139,789. Since the average issue price of cancelled common shares at the time of repurchase was $11.17, share capital has been reduced by $641,485 and additional paid-in capital has been increased by $501,696.

In the year ended February 29, 2016, the Company repurchased and cancelled 40,705 of its issued and outstanding shares in the amount of $176,316. Since the average issue price of cancelled common shares at the time of repurchase was $11.17, share capital has been reduced by $454,708 and additional paid-in capital has been increased by $278,392.

b)	Shareholder protection rights plan

On August 26, 2003, a Shareholder Protection Rights Plan was adopted whereby one share purchase right is attached to each outstanding common share, exercisable only in the case of a specific event, such as the acquisition by an acquirer of 20% or more of the issued common shares of the Company, and at a predetermined calculated price. At the Annual General Meeting on June 30, 2010, shareholders approved the updating and five-year extension of the Company’s Shareholder Protection Rights Plan to 2015. At the Annual General Meeting in June 2015, shareholders approved an updated and five-year extension of the Company’s Shareholder Protection Rights Plan to 2020.

c)	Stock options

The Company occasionally grants stock options to its employees, officers, directors and consultants to purchase common shares of the Company. The options granted are exercisable at a price which is equal to or greater than the fair market value of the common shares at the date the options are granted. The options are granted with varied vesting periods including immediately, one and five years. Options granted generally have a life of 10 years. The Company does not have a formal stock option plan.

At February 28, 2018, stock options were outstanding and exercisable as follows:

Exercise Price	Number of Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price (USD)	Number of Options Exercisable	Weighted Average Exercise Price (USD)
$2.45	447,000	2.25	$2.45	447,000	$2.45
$2.45	50,000	0.70	$2.45	50,000	$2.45
$3.00	80,000	0.32	$3.00	80,000	$3.00
$3.50	10,000	0.70	$3.50	10,000	$3.50
$3.50	55,000	1.50	$3.50	55,000	$3.50
$3.69	25,000	7.37	$3.69	25,000	$3.69
$6.20	2,000	0.10	$6.20	2,000	$6.20

	669,000			669,000

c)	Stock options (continued)

A summary of the Company’s stock option activity is as follows:

	Outstanding Options	Weighted Average Exercise Price (USD)
Options outstanding as at February 28, 2015	856,767	2.98
Granted	25,000	3.69
Expired	(1,767)	5.35

Options outstanding as at February 29, 2016	880,000	2.99
Cancelled	(12,000)	6.91

Options exercisable, February 28, 2017	868,000	2.94
Expired	(10,000)	15.75
Cancelled	(189,000)	3.20

Options exercisable, February 28, 2018	669,000	2.68
Options vested and expected to vest	669,000	2.68

The aggregate intrinsic value of stock options exercised during the year ended February 28, 2018 was $nil USD (2017—$nil, 2016—$nil).

The aggregate intrinsic value of stock options outstanding as at February 28, 2018 was $nil USD (2017—$nil, 2016—$nil).

The aggregate intrinsic value of stock options exercisable as at February 28, 2018 was $nil USD (2017—$nil, 2016—$nil).

As of February 28, 2018, the Company has Nil (2017 – nil) non-vested stock options.

As of February 28, 2018, there was $nil of total unrecognized compensation cost related to non-vested stock options (2017 – $nil).

d)	Warrants

A summary of the Company’s warrant activity and related information for the year ended February 28, 2018 is as follows:

	Outstanding Warrants	Weighted Average Exercise Price (USD)
Warrants outstanding at February 28, 2015 February 29, 2016 and February 27, 2017	25,000	3.40
Granted	—	—
Exercised	—	—
Expired (1)	(25,000)	3.40

Warrants outstanding at February 28, 2018	—	—

e)	(1) The warrants expired on January 26, 2018

Earnings (loss) per common share

For the years ended February 28, 2018, February 28, 2017, and February 29, 2016, common equivalent shares (consisting of shares issuable on exercise of stock options and warrants) totaling nil, nil and 905,000 respectively, were not included in the computation of diluted earnings per share because the effect was anti-dilutive.

	2018	2017	2016
Weighted average shares – Basic EPS	2,802,412	2,820,647	2,880,882
Plus: incremental shares from assumed exercise of stock options	—	—	—

Weighted average shares – diluted EPS	2,802,412	2,820,647	2,880,882

	2018	2017	2016
Net loss from continuing operations	$(830,115)	$(713,945)	$(1,192,226)
Net loss from discontinued operations	(2,557,034)	(5,795,744)	(111,058)

Net loss	$(3,387,149)	$(6,509,689)	$(1,303,284)

Change in fair value of dilutive stock options	—	—	—

Adjusted net loss	$(3,387,149)	$(6,509,689)	$(1,303,284)

Basic and diluted loss per common share

	2018	2017	2016
Continuing operations	(0.30)	$(0.25)	$(0.41)
Discontinued operations	(0.91)	(2.05)	(0.04)

Net basic earnings (loss) per common share	(1.21)	$(2.31)	$(0.45)